Disclosure of assumptions used in valuing stock options granted (Details)	12 Months Ended
Aug. 31, 2019 Year
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk-free interest rate	1.60%
Expected life of options	3.9
Annualized volatility	74.00%
Forfeiture rate	2.10%
Dividend rate	0.00%